Comprehensive Income	6 Months Ended
Jul. 02, 2011
Comprehensive Income Note [Abstract]
Comprehensive Income
Comprehensive Income
In addition to net income, comprehensive income included certain amounts recorded directly in equity. The components of comprehensive income, net of related income tax effects, for the respective periods were as follows (in millions):

	13 Weeks Ended	13 Weeks Ended	27 Weeks Ended	26 Weeks Ended
	July 2, 2011	June 26, 2010	July 2, 2011	June 26, 2010
Net income	$65.1	$57.9	$120.9	$105.0
Foreign currency translation adjustments	11.3	(22.6)	45.6	(19.7)
Deferred gain (loss) on cash flow hedges, net of tax provision (benefit) of $7.4 and $0.3 million for the second quarters of 2011 and 2010, respectively, and $8.1 million and $(0.2) million for the 2011 and 2010 year-to-date periods, respectively.	13.8	0.6	13.9	(0.4)
Pension and other post-retirement costs, net of tax provision of $0.1 million for the second quarter of 2011, and $0.8 million and $0.4 million for the year-to-date periods of 2011 and 2010, respectively.	(0.3)	—	0.3	1.3
Comprehensive income	$89.9	$35.9	$180.7	$86.2

Accumulated other comprehensive loss is comprised of amounts related to pension liabilities, foreign currency translation adjustments and hedge activity.